GOLDMAN SACHS TRUST

Goldman Sachs International Equity Insights Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs International Equity Insights Fund

(the “Fund”)

Supplement dated September 11, 2017 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2017, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust recently approved a reduction to the Fund’s contractual management fee rate, as outlined below.

Reduction in Fund Contractual

Management Fee Rate

	Current Fee	Reduced Fee
First $1 Billion	0.85%	0.81%
Next $1 Billion	0.77%	0.73%
Next $3 Billion	0.73%	0.69%
Next $3 Billion	0.72%	0.68%
Over $8 Billion	0.71%	0.67%

Effective immediately, the Fund’s Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs International Equity Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.28%		0.53%		0.14%		0.39%		0.28%		0.28%		0.12%		0.28%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.28%		0.28%		0.14%		0.14%		0.28%		0.28%		0.12%		0.28%
Total Annual Fund Operating Expenses	1.34%		2.09%		0.95%		1.45%		1.09%		1.59%		0.93%		1.34%
Fee Waiver and Expense Limitation[4]	(0.15)%		(0.15)%		(0.10)%		(0.10)%		(0.15)%		(0.15)%		(0.09)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.19%		1.94%		0.85%		1.35%		0.94%		1.44%		0.84%		1.19%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs International Equity Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$665	$937	$1,230	$2,062
Class C Shares
– Assuming complete redemption at end of period	$297	$640	$1,110	$2,409
– Assuming no redemption	$197	$640	$1,110	$2,409
Institutional Shares	$87	$293	$516	$1,157
Service Shares	$137	$449	$783	$1,727
Investor Shares	$96	$332	$586	$1,315
Class R Shares	$147	$487	$852	$1,877
Class R6 Shares	$86	$287	$506	$1,135
Class T Shares	$368	$650	$952	$1,810

The following replaces the “International Equity Insights Fund” row in the “Service Providers—Management Fees and Other Expense Information” section of the Prospectus and the footnotes to the table:

Fund	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate For the Fiscal Year Ended October 31, 2016*
International Equity Insights	0.81%	First $1 Billion	0.81%**
	0.73%	Next $1 Billion
	0.69%	Next $3 Billion
	0.68%	Next $3 Billion
	0.67%	Over $8 Billion

*	The Actual Rate may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time, including management fee waivers of underlying or affiliated underlying funds, if any.
**	Prior to September 11, 2017, the International Equity Insights Fund’s contractual management fee rate was 0.85% on the first $1 billion of average daily net assets, 0.77% on the next $1 billion of average daily net assets, 0.73% on the next $3 billion of average daily net assets, 0.72% on the next $3 billion of average daily net assets, and 0.71% on amounts over $8 billion of average daily net assets.

The following replaces the first three paragraphs after the table in the “Service Providers—Management Fees and Other Expense Information” section of the Prospectus:

The Investment Adviser may waive a portion of its advisory fee from time to time, and may discontinue or modify any such waiver in the future, consistent with the terms of any fee waiver arrangement in place.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2016 is available in the Funds’ annual report for the period ended October 31, 2016, and a discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2017 will be available in the Funds’ annual report for the period ending October 31, 2017.

The following replaces the row for the Fund in the contractual rate table and the related footnotes in the “Management Services” section of the SAI:

Fund	Contractual Rate†	Actual Rate for the Fiscal Year Ended October 31, 2016
International Equity Insights Fund	0.81% on the first $1 billion	0.81%*
0.73% over $1 billion up to $2 billion
0.69% over $2 billion up to $5 billion
0.68% over $5 billion up to $8 billion
0.67% over $8 billion

†	Effective September 11, 2017, the Board of Trustees approved reductions to the contractual management fee rates for the Large Cap Value Insights, U.S. Equity Insights, Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Value Insights, Small Cap Growth Insights and International Equity Insights Funds. Prior to September 11, 2017, the contractual management fee rate for each of the U.S. Equity Insights and Large Cap Growth Insights Funds was 0.65% on the first $1 billion of average daily net assets, 0.59% on the next $1 billion of average daily net assets, 0.56% on the next $3 billion of average daily net assets, 0.55% on the next $3 billion of average daily net assets, and 0.54% on amounts over $8 billion of average daily net assets. Prior to September 11, 2017, the Large Cap Value Insights Fund’s contractual management fee rate was 0.60% on the first $1 billion of average daily net assets, 0.54% on the next $1 billion of average daily net assets, 0.51% on the next $3 billion of average daily net assets, 0.50% on the next $3 billion of average daily net assets, and 0.49% on amounts over $8 billion of average daily net assets. Prior to September 11, 2017, the contractual management fee rate for each of the Small Cap Equity Insights, Small Cap Value Insights and Small Cap Growth Insights Funds was 0.85% on the first $2 billion of average daily net assets, 0.77% on the next $3 billion of average daily net assets, 0.73% on the next $3 billion of average daily net assets, and 0.72% on amounts over $8 billion of average daily net assets. Prior to September 11, 2017, the International Equity Insights Fund’s contractual management fee rate was 0.85% on the first $1 billion of average daily net assets, 0.77% on the next $1 billion of average daily net assets, 0.73% on the next $3 billion of average daily net assets, 0.72% on the next $3 billion of average daily net assets, and 0.71% on amounts over $8 billion of average daily net assets.
*	The Investment Adviser has agreed to waive a portion of its management fees, such that the effective net management fee rates would not exceed 0.85%, 1.02% and 1.13% for the Focused International Equity, Emerging Markets Equity and N-11 Equity Funds, respectively. Where the application of the above contractual management fee breakpoint schedule would result in a lower management fee rate, the breakpoint schedule would be applied to the Fund’s assets. These fee waiver arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. Additionally, prior to September 11, 2017, the Investment Adviser waived a portion of its management fees, such that effective net management fee rates did not exceed 0.52%, 0.52%, 0.52%, 0.80%, 0.80%, 0.81% and 0.81% for the Large Cap Value Insights, U.S. Equity Insights, Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Value Insights, Small Cap Growth Insights and International Equity Insights Funds, respectively. In the absence of such fee waivers, the effective management fee rates for the fiscal year ended October 31, 2016 for the Large Cap Value Insights, U.S. Equity Insights, Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Value Insights, Small Cap Growth Insights, International Equity Insights, Focused International Equity, Emerging Markets Equity and N-11 Equity Funds would have been equal to 0.60%, 0.65%, 0.65%, 0.85%, 0.85%, 0.85%, 0.85%, 1.00%, 1.20% and 1.30%, respectively.

This Supplement should be retained with your Prospectus and SAI for future reference.

INTINS2FEECHG 09-17